Provisions and other non-current liabilities (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Environmental provision [roll forward]
Environmental liabilities provision at beginning of period	$ 498	$ 538	$ 588
Cash payments	(9)	(4)	(4)
Releases of provisions	(3)	(32)	(54)
Additions to provisions		30	14
Currency translation effects	67	(34)	47
Environmental liabilities provision at end of period	553	498	538
Less current provision	(19)	(12)	(20)
Non-current environmental remediation provisions at end of period	$ 534	486	518
Discontinued operations [member]
Environmental provision [roll forward]
Environmental liabilities provision at beginning of period		$ (53)
Environmental liabilities provision at end of period			$ (53)